Income (Loss) Per Share - Schedule of Income (Loss) Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income (Loss) Per Share [Abstract]
Net income (loss) from continuing operations used in the calculation of earnings (loss) per share, diluted	$ (51,223)	$ 19,647	$ (12,055)
Net income (loss) from discontinued operation used in the calculation of earnings (loss) per share, diluted	$ (34)	$ 1,250	$ 290
Weighted average number of Ordinary Shares for the purposes of earnings (loss) per share, basic (in Shares)	47,635,875	47,635,875	47,635,875
Weighted average number of Ordinary Shares for the purposes of earnings (loss) per share, diluted (in Shares)	47,635,875	47,635,875	47,635,875